Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net (loss) earnings from continuing operations	$ (48,343)	$ 85,285
Adjustments for:
Share-based compensation	10,407	7,119
Depletion and amortization	57,615	52,415
Impairment of royalty and stream interests	47,619	1,818
Expected credit loss and write-off of other investments	37,209	0
Impairment of investments in associates	64,771	2,361
Finance costs	492	7,340
Share of (income) loss of associates	(7,925)	1,863
Net gain on acquisition of investments	0	(48)
Change in fair value of financial assets at fair value through profit and loss	13,156	16,848
Net gain on dilution of investments in associates	(4,842)	(3,604)
Loss on disposal and deemed disposal of associates	10,494	0
Foreign exchange gain	(1,781)	(19,907)
Deferred income tax expense	10,672	26,688
Other	(632)	116
Net cash flows provided by operating activities before changes in non-cash working capital items	188,912	178,294
Changes in non-cash working capital items	(1,885)	(3,231)
Net operating cash flows provided by continuing operations	187,027	175,063
Net operating cash flows used by discontinued operations	0	(65,116)
Net cash flows provided by operating activities	187,027	109,947
Investing activities
Acquisitions of short-term investments	(8,362)	0
Acquisitions of investments	(53,279)	(12,472)
Proceeds from disposal of investments	132,959	2,960
Acquisitions of royalty and stream interests	(291,108)	(124,209)
Cash balance of Osisko Development Corp. at the time of deconsolidation	0	(133,138)
Other	(46)	(18)
Net investing cash flows used by continuing operations	(219,836)	(266,877)
Net investing cash flows used by discontinued operations	0	(114,984)
Net cash flows used in investing activities	(219,836)	(381,861)
Financing activities
Bought deal equity financing	0	311,962
Share issue costs	0	(13,941)
Increase in long-term debt, net of discount on banker's acceptances	255,210	147,833
Repayment of long-term debt, net of discount on banker's acceptances	(207,528)	(413,120)
Exercise of share options and shares issued under the share purchase plan	12,845	4,387
Normal course issuer bid purchase of common shares	0	(22,135)
Dividends paid	(39,903)	(37,929)
Capital payments on lease liabilities	(973)	(874)
Withholding taxes on settlement of restricted and deferred share units	(4,850)	(2,224)
Other	(491)	(555)
Net financing cash flows provided (used) by continuing operations	14,310	(26,596)
Net financing cash flows provided by discontinued operations	0	245,833
Net cash flows provided by financing activities	14,310	219,237
Decrease in cash before effects of exchange rate changes	(18,499)	(52,677)
Effects of exchange rate changes on cash
Continuing operations	(4,328)	21,008
Discontinued operations	0	6,519
Net decrease in cash	(22,827)	(25,150)
Cash - January 1	90,548	115,698
Cash - December 31	$ 67,721	$ 90,548